Business Combinations	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business Combinations	BUSINESS COMBINATIONS
Alithya IT Services Inc.
Overview
On April 1, 2021, the Company acquired all of the outstanding shares of R3D Consulting Inc. (now Alithya IT Services Inc.) ("Alithya IT" or "R3D") (the “R3D Acquisition”), a private Québec firm that specializes in digital solutions.
The purchase price was paid by the issuance of 25,182,676 Subordinate Voting Shares of the Company, at a value of $3.20 per share, which was the closing share price on the TSX on April 1, 2021, cash of $978,000 and assumption of accounts payable and accrued liabilities and long-term debt of $45,000 and $8,887,000, respectively, on the closing date.
The fair value of the assets acquired, liabilities assumed, and the purchase consideration’s valuation have been completed. The R3D Acquisition is being accounted for using the acquisition method of accounting.
For the year ended March 31, 2022, the Company incurred acquisition-related costs of approximately $1,646,000. These costs have been recorded in the consolidated statement of operations in business acquisition, integration and reorganization costs.
3. BUSINESS COMBINATION (CONT'D)
Purchase Price Allocation
The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Alithya IT Services Inc.	$
Current assets
Cash	577
Accounts receivable and other receivables	9,985
Unbilled revenues	7,169
Prepaids	91
17,822
Non-current assets
Tax credits receivable	2,053
Property and equipment	2,207
Right-of-use assets	2,982
Intangibles	52,777
Deferred tax assets	763
Goodwill	42,491
Total assets acquired	121,095

Current liabilities
Accounts payable and accrued liabilities	15,069
Income taxes payable	155
Deferred revenues	125
Current portion of lease liabilities	592
Current portion of long-term debt	8,887
24,828
Non-current liabilities
Lease liabilities	3,620
Deferred tax liabilities	11,084
Total liabilities assumed	39,532

Net assets acquired	81,563

3. BUSINESS COMBINATION (CONT'D)
Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, as well as its workforce and expected synergies from the integration of Alithya IT into the Group's existing business. The Company does not expect the goodwill to be deductible for income tax purposes.
Consideration paid
The following table summarizes the acquisition date fair value of each class of consideration as follows:

Acquisition of Alithya IT Services Inc.	$
Cash paid	978
Issuance of 25,182,676 Subordinate Voting Shares	80,585
Total consideration transferred	81,563

Alithya IT 's contribution to the Group results
For the period from April 1, 2021 to December 31, 2021, the date of Alithya IT’s administrative integration within the acquired legal entity, it contributed revenues of approximately $51,002,000, a loss in the amount of $4,595,000, including amortization, primarily related to the acquired customer relationships, of $3,805,000, and business acquisition and integration costs of $3,683,000. Since the R3D Acquisition, all new contracts and all new employees related to the acquired business were recorded in other Canadian entities of the Group, in preparation for its administrative integration.
Vitalyst, LLC
Overview
On January 31, 2022, the Company acquired all of the issued and outstanding membership interest of Vitalyst, LLC (“Vitalyst”) ("Vitalyst Acquisition"), a US-based learning, employee experience and transformative change enablement business.
The Vitalyst Acquisition was completed for total consideration of US$45,362,000 ($57,592,000), comprised of certain accounts payable and accrued liabilities assumed of US$2,279,000 ($2,893,000), long-term debt of US$30,150,000 ($38,279,000), and US$12,933,000 ($16,420,000) paid in cash. The consideration is subject to working capital and other adjustments, and includes an additional potential earn-out of up to US$1,000,000 ($1,270,000) payable before May 31, 2023.
The fair value of the assets acquired and the liabilities assumed, and the purchase consideration is preliminary pending the completion of their valuation. Should new information, obtained within one year of the date of acquisition, about the facts and circumstances that existed at the date of the Vitalyst Acquisition, result in adjustments to the below amounts, or require additional provisions for conditions that existed at the date of the Vitalyst Acquisition, the fair value will then be revised. The Vitalyst Acquisition is being accounted for using the acquisition method of accounting.
For the year ended March 31, 2022, the Company incurred acquisition-related costs of approximately $1,652,000. These costs have been recorded in the consolidated statement of operations in business acquisition, integration and reorganization costs.
3. BUSINESS COMBINATION (CONT'D)
Purchase Price Allocation
The preliminary allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Vitalyst, LLC	$
Current assets
Cash	1,116
Accounts receivable and other receivables	6,301
Unbilled revenues	1,101
Prepaids	1,403
9,921
Non-current assets
Other assets	157
Property and equipment	583
Right-of-use assets	3,975
Intangibles	26,323
Goodwill	31,498
Total assets acquired	72,457

Current liabilities
Accounts payable and accrued liabilities	5,237
Deferred revenues	7,936
Current portion of lease liabilities	1,007
Current portion of long-term debt	38,584
52,764
Non-current liabilities
Lease liabilities	3,273
Total liabilities assumed	56,037

Net assets acquired	16,420

Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, as well as its workforce and expertise. The Company does not expect the goodwill to be deductible for income tax purposes.
Consideration paid
The following table summarizes the acquisition date fair value of each class of consideration as follows:

Acquisition of Vitalyst, LLC	$
Cash paid	16,420
Earn-out	—
Total consideration transferred	16,420

3. BUSINESS COMBINATION (CONT'D)
Vitalyst's contribution to the Group results
For the year ended March 31, 2022, the Vitalyst business contributed revenues of approximately $4,980,000, a loss in the amount of $1,219,000, including amortization, primarily related to the acquired customer relationships, of $569,000, and acquisition and integration costs of $1,693,000, respectively.

If the acquisition had occurred on April 1, 2021, pro-forma revenue and earnings before incomes taxes for the Vitalyst Acquisition for the year ended March 31, 2022 would have been $31,427,000 and $5,715,000, respectively. These amounts have been calculated using Vitalyst’s results and adjusting for:
•differences in accounting policies between the Group and Vitalyst;
•the removal of transaction costs incurred by Vitalyst from April 1, 2021 to January 31, 2022; and
•the additional amortization that would have been charged assuming the fair value adjustments to intangibles had been applied from April 1, 2021.